INCOME TAXES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income Tax [Abstract]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 2,544.3	$ 2,294.4
Deductible temporary differences for which no deferred tax asset is recognised	$ 149.9	$ 125.4
Deductible temporary differences for which no deferred tax asset is recognised, period	25 years